Contingent liabilities, contractual commitments and guarantees	6 Months Ended
Jun. 30, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities, contractual commitments and guarantees

9	Contingent liabilities, contractual commitments and guarantees

	At
	30 Jun	31 Dec
	2024	2023
	£m	£m
Guarantees and other contingent liabilities:
– financial guarantees	2,717	2,401
– performance and other guarantees	19,898	19,548
– other contingent liabilities[1]	281	268
At the end of the period	22,896	22,217
Commitments:[2]
– documentary credits and short-term trade-related transactions	1,691	1,919
– forward asset purchases and forward deposits placed	49,857	38,704
– standby facilities, credit lines and other commitments to lend	92,649	91,206
At the end of the period	144,197	131,829
1Other contingent liabilities includes £262m related to UK VAT in the periods ended 30 June 2023 and 30 June 2024. See ‘UK branches of HSBC overseas entities’ below.
2Includes £138,058m of commitments (2023: £125,616m), to which the impairment requirements in IFRS 9 are applied where the group has become party to an irrevocable commitment.
The above table discloses the nominal principal amounts, which represent the maximum amounts at risk should the contracts be fully drawn upon and clients default. As a significant portion of guarantees and commitments is expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements.
UK branches of HSBC overseas entities
In December 2017, HM Revenue & Customs (‘HMRC’) challenged the VAT status of certain UK branches of HSBC overseas entities. HMRC also issued notices of assessment covering the period from 1 October 2013 to 31 December 2017 totalling £262m, with interest to be determined. In Q1 2019, HMRC reaffirmed its assessment that the UK branches are ineligible to be members of the UK VAT group and, consequently, HSBC paid HMRC the sum of £262m and filed appeals. Since January 2018, HSBC’s returns have been prepared on the basis that the UK branches are not in the UK VAT group. As at July 2024, an in principle resolution to these appeals has been agreed with HMRC, which is not expected to have a material financial impact on HSBC Bank plc.
Financial Services Compensation Scheme
The FSCS provides compensation, up to certain limits, to eligible customers of financial services firms that are unable, or likely to be unable, to pay claims against them. The FSCS may impose a further levy on HSBC Bank plc to the extent the industry levies imposed to date are not sufficient to cover the compensation due to customers in any future possible collapse. The ultimate FSCS levy to the industry as a result of collapse cannot be estimated reliably. It is dependent on various uncertain factors including the potential recovery of assets by the FSCS, changes in the level of protected products (including deposits and investments) and the population of FSCS members at the time.
Contingent liabilities arising from legal proceedings, regulatory and other matters against group companies are disclosed in Note 10: ‘Legal proceedings and regulatory matters’. The expected credit loss provisions relating to guarantees and commitments under IFRS 9 are disclosed in
Note 8: ‘Provisions’. Further analysis of the movement in the ECL provision is disclosed within the ‘Reconciliation of changes in gross carrying/
nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees‘ table on page 28.